Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
Schedule of change in the estimated useful lives of these development costs
	Development Costs	Uniden License	E-Wave License	Total
Cost:
Balance at December 31, 2017	$5,396,776	$118,447	$1,340,741	$6,855,964
Additions	1,597,303	0	0	1,597,303
Translation adjustment	(379,427)	(9,349)	(105,822)	(494,598)
Balance at December 31, 2018	6,614,652	109,098	1,234,919	7,958,669
Additions	2,380,196	-	-	2,380,196
Translation adjustment	11,401	5,028	56,908	73,337
Balance at December 31, 2019	9,006,249	114,126	1,291,827	10,412,202
Additions	1,513,570	-	-	1,513,570
Foreign Exchange	20,658	2,417	27,356	50,431
Balance at December 31, 2020	$10,540,477	$116,543	$1,319,183	$11,976,203

Accumulated Amortization:
Balance at December 31, 2017	$781,188	$34,178	-	$815,366
Additions	198,485	15,947	335,185	549,617
Impairment	1,508,880	-		1,508,880
Translation Adjustment	(388,279)	992	(26,455)	(413,742)
Balance at December 31, 2018	2,100,274	51,117	308,730	2,460,121
Additions	716,712	20,589	316,898	1,054,199
Impairment	-	-	111,521	111,521
Translation Adjustment	293,820	2,749	20,288	316,857
Balance at December 31, 2019	3,110,806	74,455	757,437	3,942,698
Additions	872,717	20,365	257,175	1,150,257
Impairment	293,000	-	-	293,000
Foreign Exchange	6,859	2,640	31,631	41,130
Balance at December 31, 2020	$4,283,382	$97,460	$1,046,243	$5,427,085

Net Book Value:
Balance at December 31, 2018	$4,514,378	$57,981	$926,189	$5,498,548

Balance at December 31, 2019	$5,895,443	$39,671	$534,390	$6,469,504

Balance at December 31, 2020	$6,257,095	$19,083	$272,940	$6,549,118

Schedule of change in the estimated useful lives of these development costs
Intangible Asset	Useful Economic Life 2020	Useful Economic Life 2019	Useful Economic Life 2018	Amortization Method
4G Devices	4 years	5 - 6 years	7 years	Straight line
3G Devices	5 years	5 years	11 years	Straight line